Label		Element	Value
Prospectus:		rr_ProspectusTable
Supplement Text Block		jhvit-20150701_SupplementTextBlock

John Hancock Variable Insurance Trust
Supplement dated July 1, 2015
to the Prospectus dated April 27, 2015

Alpha Opportunities Trust (the "fund")

The table under the heading "Fees and expenses" for the fund has been amended and restated as follows:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Series I	Series II	Series NAV
Management fee[1]	0.95	0.95	0.95
Distribution and service (Rule 12b-1) fees	0.05	0.25	0.00
Other expenses	0.03[2]	0.03[3]	0.03[2]
Total annual fund operating expenses	1.03	1.23	0.98

[1]	"Management fee" has been restated to reflect the contractual management fee schedule effective July 1, 2015.
[2]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[3]	"Other expenses" have been estimated for the first year of operations of the fund's Series II shares.

The table under "Expense example" for the fund has been amended and restated as follows:

Expenses ($)	Series I	Series II	Series NAV
1 year	105	125	100
3 years	328	390	312
5 years	569	676	542
10 years	1,259	1,489	1,201

International Core Trust (the "fund")
The table under the heading "Fees and expenses" for the fund has been amended and restated as follows:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Series I	Series II	Series NAV
Management fee[1]	0.87	0.87	0.87
Distribution and service (Rule 12b-1) fees	0.05	0.25	0.00
Other expenses[2]	0.08	0.08	0.08
Total annual fund operating expenses	1.00	1.20	0.95

[1]	"Management fee" has been restated to reflect the contractual management fee schedule effective July 1, 2015.
[2]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.

The table under "Expense example" for the fund has been amended and restated as follows:

Expenses ($)	Series I	Series II	Series NAV
1 year	102	122	97
3 years	318	381	303
5 years	552	660	525
10 years	1,225	1,455	1,166

| (Alpha Opportunities Trust)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Other Expenses, New Fund, Based on Estimates [Text]		rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been estimated for the first year of operations of the fund's Series II shares.
| (Alpha Opportunities Trust) | Series I
Prospectus:		rr_ProspectusTable
Management fee	[1]	rr_ManagementFeesOverAssets	0.95%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.05%
Other expenses	[2]	rr_OtherExpensesOverAssets	0.03%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.03%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 105
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	328
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	569
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,259
| (Alpha Opportunities Trust) | Series II
Prospectus:		rr_ProspectusTable
Management fee	[1]	rr_ManagementFeesOverAssets	0.95%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	[3]	rr_OtherExpensesOverAssets	0.03%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.23%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 125
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	390
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	676
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,489
| (Alpha Opportunities Trust) | Series NAV
Prospectus:		rr_ProspectusTable
Management fee	[1]	rr_ManagementFeesOverAssets	0.95%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	[2]	rr_OtherExpensesOverAssets	0.03%
Total annual fund operating expenses		rr_ExpensesOverAssets	0.98%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 100
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	312
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	542
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,201
| (International Core Trust)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
| (International Core Trust) | Series I
Prospectus:		rr_ProspectusTable
Management fee	[1]	rr_ManagementFeesOverAssets	0.87%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.05%
Other expenses	[2]	rr_OtherExpensesOverAssets	0.08%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.00%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 102
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	318
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	552
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,225
| (International Core Trust) | Series II
Prospectus:		rr_ProspectusTable
Management fee	[1]	rr_ManagementFeesOverAssets	0.87%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	[2]	rr_OtherExpensesOverAssets	0.08%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.20%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 122
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	381
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	660
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,455
| (International Core Trust) | Series NAV
Prospectus:		rr_ProspectusTable
Management fee	[1]	rr_ManagementFeesOverAssets	0.87%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	[2]	rr_OtherExpensesOverAssets	0.08%
Total annual fund operating expenses		rr_ExpensesOverAssets	0.95%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 97
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	303
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	525
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,166

[1]	"Management fee" has been restated to reflect the contractual management fee schedule effective July 1, 2015.
[2]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[3]	"Other expenses" have been estimated for the first year of operations of the fund's Series II shares.